Unusual or Infrequent Items Impacting Results (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Sep. 30, 2019	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) a	Dec. 18, 2015 USD ($)	Oct. 20, 2015 USD ($)
Amount received for easement grant							$ 1,330
Tampa, Florida terminal facility | a							25.2
Easement gain							$ 1,277
BP Claim Settlement								$ 2,048	$ 2,106
BP Claim payment			$ 1,687
Deferred tax benefit	$ 403	$ 3,041			$ 3,444	$ 0	$ 0
Deferred tax benefit per share | $ / shares	$ .12	$ .92
US statutory federal rate					24.28%
Effective tax rate	30.50%				30.50%	39.50%
Forecast Member
US statutory federal rate				21.00%
Effective tax rate				27.50%